Additional Information-Financial Statement Schedule I - Condensed Financial Information of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	¥ (1,177,120)	$ (184,717)	¥ (1,012,346)	¥ (1,504,039)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities
Share-based compensation	42,254	6,631	20,520	7,368
Fair value change of investments	5,643	886	(7,820)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(11,789)	(1,850)	(67,432)	49,618
Other current liabilities	(319,854)	(50,192)	207,576	60,056
NET CASH GENERATED FROM (USED IN) OPERATING ACTIVITIES	(3,098,745)	(486,262)	344,285	75,064
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(8,051,426)	(1,263,444)	(3,748,775)	(1,227,858)
Proceeds from maturity of short-term investments	11,756,230	1,844,809	1,227,858	230,000
CASH (USED IN) GENERATED FROM INVESTING ACTIVITIES	3,912,318	613,928	(2,794,229)	(1,028,586)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares				789,268
CASH GENERATED FROM FINANCING ACTIVITIES	548,868	86,130	1,714,285	788,181
Effect of exchange rate changes	(56,743)	(8,904)	(105,183)	25,490
Net (decrease) increase in cash, cash equivalents and restricted cash	1,305,698	204,892	(840,842)	(139,851)
Cash, cash equivalents and restricted cash at beginning of the year	832,249	130,598	1,673,091	1,812,942
Cash, cash equivalents and restricted cash at end of the year	2,137,947	335,490	832,249	1,673,091
Supplemental schedule of non-cash activities:
Deemed dividend			101,795
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	2,217,489	347,972	837,856	508,130
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	(1,177,120)	(184,717)	(1,012,346)	(1,504,039)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities
Loss from investments in subsidiaries, VIEs and VIEs’ subsidiaries	1,107,900	173,854	1,004,949	1,520,601
Share-based compensation	19,657	3,085	9,470
Fair value change of investments	(5,205)	(817)	(3,696)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(500)	(78)	1,578	(1,630)
Other current liabilities	(17,422)	(2,733)	789	(27,560)
NET CASH GENERATED FROM (USED IN) OPERATING ACTIVITIES	(72,690)	(11,406)	744	(12,628)
CASH FLOWS FROM INVESTING ACTIVITIES
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	(2,480,746)	(389,282)	(698,128)	(431,531)
Purchase of short-term investments	(4,850,891)	(761,211)	(2,123,621)	(627,858)
Proceeds from maturity of short-term investments	6,852,756	1,075,347	627,858
CASH (USED IN) GENERATED FROM INVESTING ACTIVITIES	(478,881)	(75,146)	(2,193,891)	(1,059,389)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds received from initial public offering	269,201	42,244
Proceeds from issuance of convertible redeemable preferred shares	291,641	45,765	1,716,310	789,268
CASH GENERATED FROM FINANCING ACTIVITIES	560,842	88,009	1,716,310	789,268
Effect of exchange rate changes	(9,109)	(1,432)	(168,115)	36,112
Net (decrease) increase in cash, cash equivalents and restricted cash	162	25	(644,952)	(246,637)
Cash, cash equivalents and restricted cash at beginning of the year	962	150	645,914	892,551
Cash, cash equivalents and restricted cash at end of the year	1,124	175	962	645,914
Supplemental schedule of non-cash activities:
Deemed dividend			101,795
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	¥ 2,217,489	$ 347,972	¥ 837,856	¥ 508,130